Supplementary Financial Data - Quarterly Data (Unaudited)	12 Months Ended
Nov. 03, 2019
Quarterly Financial Information Disclosure [Abstract]
Supplementary Financial Data - Quarterly Data (Unaudited)
Supplementary Financial Data — Quarterly Data (Unaudited)

	Fiscal Quarter Ended
	November 3, 2019 (1)	August 4, 2019 (2)	May 5, 2019 (3)	February 3, 2019 (4)	November 4, 2018 (5)	August 5, 2018 (6)	May 6, 2018 (7)	February 4, 2018 (8)

	(In millions, except per share data)
Total net revenue (9)	$5,776	$5,515	$5,517	$5,789	$5,444	$5,063	$5,014	$5,327
Gross margin	$3,152	$3,034	$3,089	$3,208	$2,935	$2,619	$2,551	$2,628
Operating income	$1,054	$865	$970	$555	$1,652	$1,339	$1,201	$943

Income from continuing operations	$847	$715	$693	$481	$1,115	$1,197	$3,736	$6,581
Loss from discontinued operations, net of income taxes	—	—	(2)	(10)	—	(1)	(3)	(15)
Net income	847	715	691	471	1,115	1,196	3,733	6,566
Dividends on preferred stock	29	—	—	—	—	—	—	—
Net income attributable to noncontrolling interest	—	—	—	—	—	—	15	336
Net income attributable to common stock	$818	$715	$691	$471	$1,115	$1,196	$3,718	$6,230

Diluted income per share attributable to common stock:
Income per share from continuing operations	$1.97	$1.71	$1.64	$1.15	$2.64	$2.71	$8.34	$14.66
Loss per share from discontinued operations	—	—	—	(0.03)	—	—	(0.01)	(0.04)
Net income per share	$1.97	$1.71	$1.64	$1.12	$2.64	$2.71	$8.33	$14.62

Dividends declared and paid per share	$2.65	$2.65	$2.65	$2.65	$1.75	$1.75	$1.75	$1.75
Dividends declared and paid per share-full year	$10.60				$7.00

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(1)	Includes amortization of acquisition-related intangible assets of $1,301 million.

(2)	Includes amortization of acquisition-related intangible assets of $1,303 million.

(3)	Includes amortization of acquisition-related intangible assets of $1,299 million.

(4)
Includes the results of CA beginning with the fiscal quarter ended February 3, 2019 in connection with the completion of the CA Merger on November 5, 2018. Also includes amortization of acquisition-related intangible assets of $1,309 million and restructuring, impairment and disposal charges of $629 million.

(5)	Includes amortization of acquisition-related intangible assets of $829 million and impairment on investment of $106 million.

(6)	Includes amortization of acquisition-related intangible assets of $830 million.

(7)	Includes amortization of acquisition-related intangible assets of $832 million.

(8)
Includes the results of Brocade beginning with the fiscal quarter ended February 4, 2018 in connection with the completion of the Brocade Merger on November 17, 2017. Also includes amortization of acquisition-related intangible assets of $1,054 million, a purchase accounting effect on inventory charge of $70 million and restructuring, impairment and disposal charges of $145 million.

(9)
At the beginning of fiscal year 2019, we adopted Topic 606. Periods prior to fiscal year 2019 are presented in accordance with Accounting Standards Codification 605, Revenue Recognition. Refer to Note 3. “Revenue from Contracts with Customers” included in Part II, Item 8. for additional information on our adoption of Topic 606.